COMMON STOCK	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
COMMON STOCK

Upon formation, the Company was authorized to issue 50,000 shares of common stock with no par value.  On September 7, 2007, the Company amended its articles of incorporation to increase the number of authorized common shares to 1,000,000.  On September 7, 2007, the Company enacted a 280 for 1 forward stock split pursuant to an Amended and Restated Articles of Incorporation filed with the Secretary of State of the State of Nevada.  All share and per share data in the accompanying financial statements has been retroactively adjusted to reflect the stock split.  On November 28, 2007, the Company again amended its articles of incorporation to establish two classes of stock.  The first class of stock is Class A Common Stock, par value $0.0166, of which 59,000,000 shares are authorized and the holders of the Class A Common Stock are entitled to one vote per share.  The second class of stock is Class B Participating Cumulative Preferred Super-voting Stock, par value $0.0166, of which 1,000,000 shares are authorized.  Each share of Class B preferred stock entitles the holder to one hundred votes, either in person or by proxy, at meetings of shareholders. The holders are permitted to vote their shares cumulatively as one class with the common stock. The Class B Participating Cumulative Preferred Super-voting Stock pays dividends at 6%.  For the years ended December 31, 2011, 2010, 2009, 2008, and 2007, the board of directors did not declare any dividends.  Total undeclared Class B Participating Cumulative Preferred Super-voting Stock dividends as of December 31, 2011 2010, 2009, 2008, and 2007 were $90,487, $70,237, $49,987 and $29,737, and $9,487 respectively.

Class A Common Stock

Issuances of the Company’s common stock during the years ended December 31, 2007, 2008, 2009, 2010 and 2011 included the following:

Shares Issued for Cash

During 2007, 224,000 shares of Class A common stock were issued for $36,000 cash with various prices per share ranging from $0.15 to $0.25. Additionally, the Company paid cash offering costs of $2,500.

During 2008, 2,352,803 shares of Class A common stock were issued for $360,250 cash with various prices per share ranging from $0.13 to $0.25.  Additionally, the Company paid cash offering costs of $1,500.

In 2009, 3,688,438 shares of Class A common stock were issued for $437,435 cash with various prices per share ranging from $0.04 to $0.35.  Additionally, the company paid cash offering costs of $7,000.

In 2010, 2,138,610 shares of Class A common stock were issued for $442,181 cash with various prices per share ranging from $.18 to $.35.

In 2011, 6,349,750 shares of Class A common stock were issued for $1,318,751 cash with various prices per share ranging from $.20 to $.35.

In March 2012, 50,000 shares of Class A common stock were issued for $5,000 cash with a share price of $0.10.

Shares Issued for Services

In 2007, 14,000,000 vested shares of Class A common stock were issued to founders having a fair value of $232,400, based on a nominal value of $0.0166 per share.  The $232,400 was expensed upon issuance as the shares were fully vested.

In 2007, 50,000 shares of Class A common stock were issued for legal services provided to the company with a value of $7,500 or $0.15 per share, based on a contemporaneous cash sales price.

In 2008, 169,000 shares of Class A common stock were issued for services having a fair value of $34,530 ranging from $0.13 to $0.25 per share, based on contemporaneous cash sales prices.

In March 2009, 8,000 shares of Class A common stock were issued for services provided to the Company with a value of $2,400 or $0.07 per share, based on a contemporaneous cash sales price.

In June 2009, 17,333 shares of Class A common stock were issued for services provided to the Company with a value of $2,600 or $0.15 per share, based on a contemporaneous cash sales price.

In August 2009, 41,000 shares of Class A common stock were issued for services provided to the Company with a value of $6,150 or $0.15 per share, based on a contemporaneous cash sales price.

In February 2009, 500,000 shares of contingently returnable Class A common stock were issued to a consultant pursuant to an agreement whereby the consultant must establish a contract with a specific distributor and produce a sale of the Company’s product through such distribution channel.  As of the date of this filing, no sales have occurred under the contract and the shares are not considered issued or outstanding for accounting purposes.

 In January 2010, 21,000 shares of Class A common stock were issued for services provided to the Company with a value of $5,250 or $0.25 per share, based on a contemporaneous cash sales price.

In June 2010, 750,000 shares of Class A common stock were issued for services provided to the Company with a value of $270,200 at values ranging from $0.20 to $0.50 per share, based on a contemporaneous cash sales price.

In July 2010, 250,000 shares of Class A common stock were issued for services provided to the Company with a value of $37,500 or $0.15 per share, based on a contemporaneous cash sales price.

In December 2010, 55,000 shares of Class A common stock were issued to 2 vendors for services with a value of $28,050, based on based on a contemporaneous cash sales price.

In June 2011, 815,000 shares of Class A common stock were issued for services provided to the Company with a value of $220,050 at $0.27 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

In August 2011, 50,000 shares of Class A common stock were issued for services provided to the Company with a value of $10,000 at $.20 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

In November 2011, 100,000 Shares of Class A common stock were issued for services provided to the Company with a value of $20,000 at $0.20 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

In March 2012, 125,000 shares of Class A common stock were issued for services provided to the Company with a value of $12,500 at $0.10 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

Shares Issued in Conversion of Other Liabilities

During 2008, 100,000 shares of Class A common stock were issued upon conversion of a $35,000 liability to a vendor.  The shares were valued at $0.15 per share or $15,000, based on a contemporaneous cash sales price and the Company recorded a $20,000 gain on conversion of debt.

In July 2009, 139,944 shares of Class A common stock were issued upon conversion of a $48,980 liability from a vendor.  The shares were valued at $16,793 or $0.12, based on a contemporaneous cash sales price.  The Company agreed with the vendor, prior to conversion, that it would guarantee the value of the stock, when sold by the vendor, up to the dollar value for the 2009 liability converted ($48,980) and the above mentioned 2008 conversion as it was the same vendor ($35,000) and any difference in value, if less than the liability, would be paid in cash by the Company.  As a result, the Company recorded the $48,980 conversion as a liability along with the prior year conversion of $35,000 which resulted in an additional loss on conversion of $35,000. The total cumulative liability to guarantee equity value from fiscal 2009 totaled $83,980 as relating to the above shares at December 31, 2009. These shares were actually issued in 2010; however the liability was recorded in 2009 based on this guarantee

In August 2009, the Company converted $55,200 of loans due to a shareholder into 788,571 shares of common stock, which were valued at $118,286 or $0.15 per share, based on contemporaneous cash sales prices of the Company’s common stock. The Company recognized a loss on conversion of $62,637 and charged $449 to interest expense.

 During 2010, 247,249 shares of Class A common stock were issued upon conversion of $39,272 of vendor liabilities.  The shares were valued from $0.10 to $.36 per share, based on a contemporaneous cash sales price and the Company recorded a $49,615 loss on conversion of debt

In March 2010, 120,000 shares of Class A common stock were issued upon conversion of a $24,000 liability from a vendor. The shares were valued at $42,000 or $0.35 per share, based on a contemporaneous cash sales price and the Company recognized a loss on conversion of $18,000. We agreed with the vendor, prior to conversion, that we would guarantee the value of the stock, when sold by the vendor, up to the dollar value for the 2009 liability converted in 2010 of $24,000, plus an additional $11,000 for a total sales price of $35,000 when sold by the vendor. Any difference in value, if less than the liability, will be paid by us in cash or through the issuance of additional common stock. As a result, we recorded the $24,000 conversion as a liability along with the additional $11,000 guarantee for a total guarantee liability of $35,000. During 2011, the vendor forgave $25,000 of the payable where the company recorded as gain on forgiveness of debt.  A cash payment of $3,000 was also made in relation to the total payable outstanding.

The total cumulative liability to guarantee equity value totaled $90,980 as of December 31, 2011. No shares have been sold by the vendor through December 31, 2011. 259,942 shares of the Company’s common stock are guaranteed to cover the existing liability.

In 2010 the Company issued 900,000 warrants to several investors in the Company. These warrants are attached to issuances of common stock.

Warrant Activity for the Quarter Ended March 31, 2012is as follows:

	Warrant Shares	Exercise Price	Value if Exercised	Expiration Date
April 15, 2010	900,000	$.040	$360,000	April 15, 2013

In October 2011and January 2012, the Company issued a Convertible Notes which as a result taints all convertible instruments outstanding.  As such the Company recorded a derivative liability of $194,048 for warrant outstanding, refer to Note 4.

2010 Equity Incentive Plan

In June 2010, we registered 4,000,000 shares of our Class A Common Stock pursuant to our 2010 Equity Incentive Plan which was also enacted in June 2010. Our Board of Directors have authorized the issuance of the Class A Shares to employees upon effectiveness of a recently issued Registration Statement. The Equity Incentive Plan is intended to compensate Employees for services rendered. The Employees who will participate in the 2010 Equity Incentive Plan have agreed or will agree in the future to provide their expertise and advice to us for the purposes and consideration set forth in their written agreements pursuant to the 2010 Equity Incentive Plan. The services to be provided by the Employees will not be rendered in connection with: (i) capital-raising transactions; (ii) direct or indirect promotion of our Class A Common Shares; (iii) maintaining or stabilizing a market for our Class A Common Shares. The Board of Directors may at any time alter, suspend or terminate the Equity Incentive Plan.

As of March 31, 2012, 800,000 shares were approved under this plan for issuance by the Board of Directors. 200,000 shares each were approved for issuance to Shawn Davis, Thomas Bianco, Paul Davis and Raymond Tai.

As of March 31, 2012, the balance sheet date, none of the shares under this plan were granted or issued.

Class B Participating Cumulative Preferred Super-voting Stock

Issuances of the Company’s preferred stock during the years ended December 31, 2007, 2008 and 2009 included the following:

Shares Issued for Cash

In 2007, 133,333 shares of Class B preferred stock were issued for $45,000 cash or $0.3375 per share.

Shares Issued for Services

In 2007, 866,667 shares of Class B preferred stock were issued to founders for services rendered during 2007 with a value of $0.3375 per share based on the above contemporaneous sale of Class B preferred stock.